Consolidated Statement of Operations In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 American Depository Share USD ($)	Mar. 31, 2012 American Depository Share INR	Mar. 31, 2011 American Depository Share INR	Mar. 31, 2010 American Depository Share INR
Operating revenues:
Revenues from telecommunication services (includes Rs. 4,670 million, Rs. 4,607 million and Rs. 4,180 million in fiscals 2010, 2011 and 2012 from related parties)	$ 2,749	139,885	113,840	106,080
Cost of revenues
Network and transmissions cost (excluding depreciation and amortization of Rs. 11,357 million, Rs. 11,962 million and Rs. 15,320 million in fiscals 2010, 2011 and 2012) (includes Rs. 2,634 million, Rs. 3,214 million and Rs. 3,287 million in fiscals 2010, 2011 and 2012 from related parties)	1,512	76,917	67,213	61,452
License fees (includes Rs. 794 million, Rs. 653 million and Rs. 841 million in fiscals 2010, 2011 and 2012 from related parties)	18	928	664	794
Total cost of revenues	1,530	77,845	67,877	62,246
Operating costs
Depreciation and amortization	360	18,329	13,980	14,074
Other operating costs (includes Rs. 1,072 million, Rs. 587 million and Rs. 1,591 million in fiscals 2010, 2011 and 2012 from related parties)	848	43,153	32,347	31,323
Total operating costs	1,208	61,482	46,327	45,397
Operating income/(loss)	11	558	(364)	(1,563)
Non-operating income/(loss), net:
Gain on sale of investments	7	379	138	347
Interest income on income tax refunds	2	101	40	2,183
Interest income from banks and others (includes Rs. 552 million, Rs. 707 million and Rs. 163 million in fiscals 2010, 2011 and 2012 from related parties)	6	296	762	673
Interest expense (includes Rs. Nil, Rs. Nil and Rs. 111 million in fiscals 2010, 2011 and 2012 from related parties)	(149)	(7,591)	(4,088)	(4,188)
Fair value gain on previously held interest in equity method investee recognised on business acquisition	217	11,047	128
Other non-operating income, net (includes Rs. 64 million, Rs. 88 million and Rs. 51 million in fiscals 2010, 2011 and 2012 from related parties)	9	446	1,703	1,165
Total non-operating income/(loss), net	92	4,678	(1,317)	180
Income/(loss) before income taxes	103	5,236	(1,681)	(1,383)
Income tax (expense) /benefit	(101)	(5,138)	(765)	969
Dividend tax	(2)	(92)		(218)
Equity in net loss of equity method investees	(19)	(944)	(5,636)	(3,192)
Net income/(loss)	(19)	(938)	(8,082)	(3,824)
Net (income)/loss attributable to non-controlling interest	84	4,250	(13)	(12)
Net income/(loss) attributable to Tata Communications Limited	$ 65	3,312	(8,095)	(3,836)
Per share Information:
Basic earnings/(loss) per equity share	$ 0.23	11.62	(28.40)	(13.46)	$ 0.46	23.24	(56.80)	(26.92)
Weighted number of equity shares outstanding	285,000,000	285,000,000	285,000,000	285,000,000